UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Odey Asset Management Group Limited

Address:   12 Upper Grosvenor St.
           London, UK W1K2ND


Form 13F File Number: 028-14186


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Fergus Lee
Title:  Chief Compliance Officer
Phone:  44 020 7208 1400

Signature,  Place,  and  Date  of  Signing:

/s/ Fergus Lee                     London, UK                         5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:              82

Form 13F Information Table Value Total:  $    2,890,845
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14187             Odey Asset Management LLP
----  --------------------  ----------------------------------------------------
2     028-14189             Odey Holdings AG
----  --------------------  ----------------------------------------------------
3     028-14190             Crispin Odey
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ACE LTD                      SHS            H0023R105      979     11,000 SH       DEFINED    2,3          11,000      0    0
ACE LTD                      SHS            H0023R105    2,825     31,752 SH       DEFINED    1,2,3        31,752      0    0
AEROPOSTALE                  COM            007865108      456     33,500 SH       DEFINED    1,2,3        33,500      0    0
ALLEGHANY CORP DEL           COM            017175100    7,189     18,158 SH       DEFINED    1,2,3        18,158      0    0
ALTRIA GROUP INC             COM            02209S103    1,393     40,000 SH       DEFINED    2,3          40,000      0    0
AMERICAN INTL GROUP INC      COM NEW        026874784    1,359     35,000 SH       DEFINED    2,3          35,000      0    0
AMERICAN INTL GROUP INC      COM NEW        026874784    2,143     55,191 SH       DEFINED    1,2,3        55,191      0    0
ARCH CAP GROUP LTD           ORD            G0450A105      999     19,000 SH       DEFINED    2,3          19,000      0    0
ARCH CAP GROUP LTD           ORD            G0450A105    3,439     65,421 SH       DEFINED    1,2,3        65,421      0    0
AVIS BUDGET GROUP            COM            053774105   67,940  2,441,236 SH       DEFINED    1,2,3     2,441,236      0    0
BANK OF AMERICA CORPORATION  COM            060505104   93,217  7,653,269 SH       DEFINED    1,2,3     7,653,269      0    0
BERKSHIRE HATHAWAY INC DEL   CL B NEW       084670702    1,667     16,000 SH       DEFINED    2,3          16,000      0    0
BERKSHIRE HATHAWAY INC DEL   CL B NEW       084670702   60,065    576,439 SH       DEFINED    1,2,3       576,439      0    0
BEST BUY INC                 COM            086516101      554     25,000 SH       DEFINED    1,2,3        25,000      0    0
BOEING CO                    COM            097023105      429      5,000 SH       DEFINED    1,2,3         5,000      0    0
CADIZ INC                    COM NEW        127537207    6,760  1,000,000 SH       DEFINED    1,2,3     1,000,000      0    0
CF INDS HLDGS INC            COM            125269100   86,032    451,922 SH       DEFINED    1,2,3       451,922      0    0
CHUBB CORP                   COM            171232101    3,027     34,434 SH       DEFINED    1,2,3        34,434      0    0
CIT GROUP INC                COM NEW        125581801      435     10,000 SH       DEFINED    1,2,3        10,000      0    0
CITIGROUP INC                COM NEW        172967424   96,834  2,188,841 SH       DEFINED    1,2,3     2,188,841      0    0
COACH INC                    COM            189754104   24,419    486,000 SH       DEFINED    1,2,3       486,000      0    0
COLGATE PALMOLIVE CO         COM            194162103    1,003      8,500 SH       DEFINED    2,3           8,500      0    0
COMCAST CORP NEW             CL A           20030N101   20,969    499,500 SH       DEFINED    1,2,3       499,500      0    0
D R HORTON INC               COM            23331A109  129,655  5,335,598 SH       DEFINED    1,2,3     5,335,598      0    0
DANA HLDG CORP               COM            235825205   35,310  1,975,345 SH       DEFINED    1,2,3     1,975,345      0    0
DELL INC                     COM            24702R101    2,749    190,800 SH       DEFINED    1,2,3       190,800      0    0
DELTA AIR LINES INC DEL      COM NEW        247361702    2,477    150,000 SH       DEFINED    2,3         150,000      0    0
DELTA AIR LINES INC DEL      COM NEW        247361702  221,170 13,396,145 SH       DEFINED    1,2,3    13,396,145      0    0
ETHAN ALLEN INTERIORS INC    COM            297602104    1,481     45,000 SH       DEFINED    2,3          45,000      0    0
ETHAN ALLEN INTERIORS INC    COM            297602104   58,397  1,773,905 SH       DEFINED    1,2,3     1,773,905      0    0
FACEBOOK INC                 CL A           30303M102      601     23,500 SH       DEFINED    1,2,3        23,500      0    0
FIRST AMERN FINL CORP        COM            31847R102   50,919  1,991,349 SH       DEFINED    1,2,3     1,991,349      0    0
FIRST INTST BANCSYSTEM INC   COM CL A       32055Y201    5,361    285,000 SH       DEFINED    1,2,3       285,000      0    0
FX ENERGY INC                COM            302695101    3,774  1,123,191 SH       DEFINED    1,2,3     1,123,191      0    0
GENERAL ELECTRIC CO          COM            369604103   35,862  1,551,138 SH       DEFINED    1,2,3     1,551,138      0    0
GOOGLE INC                   CL A           38259P508    9,215     11,603 SH       DEFINED    1,2,3        11,603      0    0
JARDEN CORP                  COM            471109108   18,406    429,556 SH       DEFINED    1,2,3       429,556      0    0
JPMORGAN CHASE & CO          COM            46625H100  100,309  2,113,548 SH       DEFINED    1,2,3     2,113,548      0    0
KB HOME                      COM            48666K109    1,959     90,000 SH       DEFINED    2,3          90,000      0    0
KB HOME                      COM            48666K109   75,308  3,459,239 SH       DEFINED    1,2,3     3,459,239      0    0
LOUISIANA PAC CORP           COM            546347105    1,296     60,000 SH       DEFINED    2,3          60,000      0    0
LOUISIANA PAC CORP           COM            546347105   79,002  3,657,489 SH       DEFINED    1,2,3     3,657,489      0    0
MANITOWOC INC                COM            563571108   33,111  1,610,469 SH       DEFINED    1,2,3     1,610,469      0    0
MASCO CORP                   COM            574599106   51,452  2,540,857 SH       DEFINED    1,2,3     2,540,857      0    0
MICROSOFT CORP               COM            594918104   24,186    845,500 SH       DEFINED    1,2,3       845,500      0    0
MONSTER BEVERAGE CORP        COM            611740101    1,910     40,000 SH       DEFINED    1,2,3        40,000      0    0
NATIONAL BK HLDGS CORP       CL A           633707104    3,490    190,705 SH       DEFINED    1,2,3       190,705      0    0
NATIONAL OILWELL VARCO INC   COM            637071101      127      1,800 SH       DEFINED    1,2,3         1,800      0    0
NAVISTAR INTL CORP NEW       COM            63934E108   86,012  2,488,040 SH       DEFINED    1,2,3     2,488,040      0    0
NEWELL RUBBERMAID INC        COM            651229106   12,634    484,067 SH       DEFINED    1,2,3       484,067      0    0
NEWS CORP                    CL A           65248E104      352     11,500 SH       DEFINED    1,2,3        11,500      0    0
NVR INC                      COM            62944T105    6,274      5,809 SH       DEFINED    1,2,3         5,809      0    0
NXP SEMICONDUCTORS N V       COM            N6596X109    4,762    157,200 SH       DEFINED    1,2,3       157,200      0    0
PACCAR INC                   COM            693718108   46,079    911,364 SH       DEFINED    1,2,3       911,364      0    0
PARTNERRE LTD                COM            G6852T105   12,464    133,863 SH       DEFINED    1,2,3       133,863      0    0
POLYONE CORP                 COM            73179P106    2,446    100,000 SH       DEFINED    2,3         100,000      0    0
POLYONE CORP                 COM            73179P106   88,587  3,621,440 SH       DEFINED    1,2,3     3,621,440      0    0
PULTE GROUP INC              COM            745867101  150,449  7,433,272 SH       DEFINED    1,2,3     7,433,272      0    0
QUANEX BUILDING PRODUCTS COR COM            747619104   32,822  2,038,614 SH       DEFINED    1,2,3     2,038,614      0    0
ROYAL GOLD INC               COM            780287108    3,708     52,200 SH       DEFINED    1,2,3        52,200      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
RYLAND GROUP INC             COM            783764103   38,145    916,500 SH       DEFINED    1,2,3       916,500      0    0
SCHWAB CHARLES CORP NEW      COM            808513105   12,835    725,564 SH       DEFINED    1,2,3       725,564      0    0
SIGNET JEWELERS LIMITED      SHS            G81276100  169,740  2,533,439 SH       DEFINED    1,2,3     2,533,439      0    0
STANLEY BLACK & DECKER INC   COM            854502101   21,015    259,538 SH       DEFINED    1,2,3       259,538      0    0
SUNTRUST BKS INC             COM            867914103   49,658  1,723,648 SH       DEFINED    1,2,3     1,723,648      0    0
SWIFT TRANSN CO              CL A           87074U101      922     65,000 SH       DEFINED    2,3          65,000      0    0
SWIFT TRANSN CO              CL A           87074U101   71,389  5,034,483 SH       DEFINED    1,2,3     5,034,483      0    0
TATA MTRS LTD                SPONSORED ADR  876568502   22,384    917,000 SH       DEFINED    1,2,3       917,000      0    0
TESORO CORP                  COM            881609101  131,586  2,247,416 SH       DEFINED    1,2,3     2,247,416      0    0
TOYOTA MOTOR CORP            SP ADR REP2COM 892331307    7,212     70,262 SH       DEFINED    1,2,3        70,262      0    0
UBS AG                       SHS NEW        H89231338   17,958  1,169,774 SH       DEFINED    1,2,3     1,169,774      0    0
UNITED CONTL HLDGS INC       COM            910047109  131,396  4,104,837 SH       DEFINED    1,2,3     4,104,837      0    0
UNITED RENTALS INC           COM            911363109   55,100  1,002,357 SH       DEFINED    1,2,3     1,002,357      0    0
UNITED STATIONERS INC        COM            913004107    2,598     67,000 SH       DEFINED    1,2,3        67,000      0    0
UNIVERSAL DISPLAY CORP       COM            91347P105    1,524     51,800 SH       DEFINED    1,2,3        51,800      0    0
VALERO ENERGY CORP NEW       COM            91913Y100   22,948    504,460 SH       DEFINED    1,2,3       504,460      0    0
WABASH NATL CORP             COM            929566107    1,659    163,247 SH       DEFINED    1,2,3       163,247      0    0
WELLS FARGO & CO NEW         COM            949746101  159,529  4,312,773 SH       DEFINED    1,2,3     4,312,773      0    0
WHIRLPOOL CORP               COM            963320106   79,454    670,725 SH       DEFINED    1,2,3       670,725      0    0
WINNEBAGO INDS INC           COM            974637100    2,702    130,900 SH       DEFINED    1,2,3       130,900      0    0
YAHOO INC                    COM            984332106    2,823    120,000 SH       DEFINED    2,3         120,000      0    0
YAHOO INC                    COM            984332106   10,019    425,800 SH       DEFINED    1,2,3       425,800      0    0